HARTFORD SELECT LEADERS LAST SURVIVOR
VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Hartford Select Leaders Last Survivor variable universal life insurance policy. Please read it carefully.

Hartford Select Leaders Last Survivor is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy after February 15, 2001:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Money Market Sub-Account                                    Class Y shares of Money Market Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Diversified Income Sub-Account                              Class Y shares of Diversified Income Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Balanced Growth Sub-Account                                 Class Y shares of Balanced Growth Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Utilities Sub-Account                                       Class Y shares of Utilities Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Dividend Growth Sub-Account                                 Class Y shares of Dividend Growth Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Value-Added Market Sub-Account                              Class Y shares of Value-Added Market Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Growth Sub-Account                                          Class Y shares of Growth Portfolio of the Morgan
                                                              Stanley Dean Witter Select Dimensions Investment
                                                              Series
  American Opportunities Sub-Account                          Class Y shares of American Opportunities Portfolio
                                                              of the Morgan Stanley Dean Witter Select
                                                              Dimensions Investment Series
  Mid-Cap Equity Sub-Account                                  Class Y shares of Mid-Cap Equity Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Global Equity Sub-Account                                   Class Y shares of Global Equity Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Developing Growth Sub-Account                               Class Y shares of Developing Growth Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  High Yield Sub-Account                                      Shares of High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Mid Cap Value Sub-Account                                   Shares of Mid Cap Value Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Emerging Markets Debt Sub-Account                           Shares of Emerging Markets Debt Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Emerging Markets Equity Sub-Account                         Shares of Emerging Markets Equity Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Fixed Income Sub-Account                                    Shares of Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Active International Allocation Sub-Account                 Shares of Active International Allocation
                                                              Portfolio of The Universal Institutional Funds,
                                                              Inc.
  Technology Sub-Account                                      Shares of Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Strategic Stock Sub-Account                                 Class II shares of Strategic Stock Portfolio of
                                                              the Van Kampen Life Investment Trust
  Enterprise Sub-Account                                      Class II shares of Enterprise Portfolio of the Van
                                                              Kampen Life Investment Trust
  American Funds Global Growth Fund Sub-Account               Class 2 shares of the Global Growth Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Global Growth Fund")
  American Funds Global Small Capitalization Fund             Class 2 shares of the Global Small Capitalization
  Sub-Account                                                 Fund of American Funds Insurance Series ("American
                                                              Funds Global Small Capitalization Fund")
  American Funds Growth Fund Sub-Account                      Class 2 shares of the Growth Fund of American
                                                              Funds Insurance Series ("American Funds Growth
                                                              Fund")
  American Funds Growth-Income Fund Sub-Account               Class 2 shares of the Growth-Income Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Growth-Income Fund")
  American Funds International Fund Sub-Account               Class 2 shares of the International Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              International Fund")
  MFS Capital Opportunities Series Sub-Account                MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Emerging Growth Series Sub-Account                      MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Growth Series Sub-Account                               MFS-Registered Trademark- Growth Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Growth with Income Series Sub-Account                   MFS-Registered Trademark- Growth with Income
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Total Return Series Sub-Account                         MFS-Registered Trademark- Total Return Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  Franklin Small Cap Fund Sub-Account                         Class 2 shares of the Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust ("Franklin Small Cap Fund")
  Franklin Strategic Income Securities Fund Sub-Account       Class 1 shares of the Franklin Strategic Income
  (formerly Franklin Strategic Income Investment Fund         Securities Fund (formerly Franklin Strategic
  Sub-Account)                                                Income Investments Fund) of the Franklin Templeton
                                                              Variable Insurance Products
  Mutual Shares Securities Fund Sub-Account                   Class 2 shares of Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Templeton Developing Markets Securities Fund Sub-Account    Class 1 shares of Templeton Developing Markets
  (formerly Templeton Developing Markets Equity Fund          Securities Fund (formerly Templeton Developing
  Sub-Account)                                                Markets Equity Fund) of the Franklin Templeton
                                                              Variable Insurance Trust
  Templeton Growth Securities Sub-Account (formerly           Class 2 shares of the Templeton Growth Securities
  Templeton Global Growth Fund Sub-Account)                   Fund (formerly Templeton Global Growth Fund) of
                                                              the Franklin Templeton Variable Insurance Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: JANUARY 2, 2001

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  Separate Account VL II                                         12
----------------------------------------------------------------------
  The Portfolios                                                 12
----------------------------------------------------------------------
  The Fixed Account                                              16
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           16
----------------------------------------------------------------------
YOUR POLICY                                                      18
----------------------------------------------------------------------
PREMIUMS                                                         20
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 21
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              22
----------------------------------------------------------------------
LOANS                                                            22
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
TAXES                                                            24
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                27
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        28
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              29
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  LEVEL OPTION: The death benefit equals the current Face Amount.

x RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

x RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $2.5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium. The Death Benefit Guarantee is not available in the states of Maryland or New Jersey.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 35 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Sales Charge            When you pay premium.                6% of premium
Premium Tax Charge      When you pay premium.                A percent of premium which varies
                                                             by your state and municipality of
                                                             residence. The range of premium tax
                                                             charge is generally between 0% and
                                                             4%.
                                                             This rate will change if your state
                                                             or municipality changes its premium
                                                             tax charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
Surrender Charges       When you surrender your policy.      Surrender charge varies by policy
                        When you make certain Face Amount    year and equals a percentage times
                        decreases.                           the sum of two components: the
                        When you take certain withdrawals.   sales surrender charge and the
                                                             underwriting surrender charge. The
                                                             sales surrender charge equals the
                                                             Death Benefit Guarantee Premium. In
                                                             Maryland and New Jersey, the sales
                                                             surrender charge is individualized
                                                             and based on the initial Face
                                                             Amount and the insureds' issue
                                                             ages, sexes, insurance classes and
                                                             standard ratings. The underwriting
                                                             surrender charge equals $1 per
                                                             $1000 of initial face amount, but
                                                             is at least $500 and no more than
                                                             $3000.
                                                             The percentage by policy years is
                                                             as follows:
                                                             POLICY YEAR           PERCENTAGE
                                                                  1                   70%
                                                                  2                   70%
                                                                  3                   70%
                                                                  4                   60%
                                                                  5                   50%
                                                                  6                   40%
                                                                  7                   30%
                                                                  8                   20%
                                                                  9                   10%
                                                                  10 and after           0%
Face Amount             Each month for 12 months beginning   1/12 of $1 per month per thousand
Increase Fee            on the effective date of any         of Face Amount increase.
                        unscheduled increase in Face Amount  Monthly fees charged will not be
                        you request.                         less than 1/12 of $500 and will not
                                                             exceed 1/12 of $3,000.
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
Withdrawal Fee          When you take a withdrawal.          $10 per withdrawal.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Sales Charge                             All
Premium Tax Charge                       All
Surrender Charges       Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
Face Amount             Policies where the owner has made an
Increase Fee            unscheduled increase.
Transfer Fees           Those policies with more than one
                        transfer per month.
Withdrawal Fee          Those policies where the owner has
                        made a withdrawal.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insureds' issue ages, sexes,
                                                             insurance classes, substandard
                                                             ratings, and age of the policy.
Mortality and Expense   Monthly.                             PER THE SUB-ACCOUNT ACCUMULATED
Risk Charge                                                  VALUE:
                                                             - 1/12 of 0.75% per month for
                                                             policy years 1-10.
                                                             - 1/12 of 0.60% per month after the
                                                               10th policy year.
                                                             PER $1000 OF INITIAL FACE AMOUNT
                                                             DURING THE FIRST 10 POLICY YEARS:
                                                             - individualized based on issue
                                                             ages and Death Benefit Guarantee
                                                               Amount.
                                                             - in Maryland and New Jersey,
                                                               individualized based on issue
                                                               ages and initial Face Amount. In
                                                               Maryland, this charge is known as
                                                               an Administrative Charge.
Administrative Charge   Monthly.                             YEARS 1-5:
                                                             $30
                                                             YEARS 6+:
                                                             $10
                                                             In New Jersey, this charge is $30
                                                             per month for all years.
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Administrative Charge                    All
Rider Charges           Only those policies with benefits
                        provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 1999. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES

                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                                              OTHER           EXPENSES
                                               MANAGEMENT FEES    12B-1 DISTRIBUTION        EXPENSES       (INCLUDING ANY
                                               (INCLUDING ANY    AND/OR SERVICING FEES   (INCLUDING ANY    WAIVERS AND ANY
                                                  WAIVERS)        (INCLUDING WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
  INVESTMENT SERIES:
Money Market Portfolio                              0.50%                 0.25%               0.04%             0.79%
--------------------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                        0.40%                 0.25%               0.08%             0.73%
--------------------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                           0.60%                 0.25%               0.04%             0.89%
--------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                 0.65%                 0.25%               0.05%             0.95%
--------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                           0.58%                 0.25%               0.02%             0.85%
--------------------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                        0.50%                 0.25%               0.05%             0.80%
--------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                    0.80%                 0.25%               0.10%             1.15%
--------------------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio                    0.62%                 0.25%               0.04%             0.91%
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio (formerly Mid-Cap
  Growth) (1)                                       0.75%                 0.25%               0.17%             1.17%
--------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                             1.00%                 0.25%               0.08%             1.33%
--------------------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                         0.50%                 0.25%               0.08%             0.83%
--------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (2)                            0.50%                  N/A                0.61%             1.11%
--------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (2)                         0.75%                  N/A                0.62%             1.37%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (2)                 0.80%                  N/A                0.98%             1.78%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (2)               1.25%                  N/A                1.37%             2.62%
--------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio (2)                          0.40%                  N/A                0.56%             0.96%
--------------------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (2)       0.80%                  N/A                1.83%             2.63%
--------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (2)                            0.80%                  N/A               11.77%            12.57%
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3) (12)                  0.50%                 0.25%               0.41%             1.16%
--------------------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (3)(12)                        0.50%                 0.25%               0.12%             0.87%
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES:
American Funds Global Growth Fund                   0.68%                 0.25%               0.03%             0.96%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund                                              0.79%                 0.25%               0.03%             1.07%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                          0.38%                 0.25%               0.01%             0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                   0.34%                 0.25%               0.01%             0.60%
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                   0.55%                 0.25%               0.05%             0.85%
--------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
  TRUST:
MFS-Registered Trademark- Capital
  Opportunities Series (7)(8)                       0.75%                  N/A                0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (7)                                        0.75%                  N/A                0.09%             0.84%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth
  Series (7)(8)                                     0.75%                  N/A                0.16%             0.91%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income
  Series (7)                                        0.75%                  N/A                0.13%             0.88%
--------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (7)                                        0.75%                  N/A                0.15%             0.90%
--------------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                                              OTHER           EXPENSES
                                               MANAGEMENT FEES    12B-1 DISTRIBUTION        EXPENSES       (INCLUDING ANY
                                               (INCLUDING ANY    AND/OR SERVICING FEES   (INCLUDING ANY    WAIVERS AND ANY
                                                  WAIVERS)        (INCLUDING WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
Franklin Small Cap Fund -- Class 2 (4)(5)           0.55%                 0.25%               0.27%             1.07%
--------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund (6)       0.43%                  N/A                0.32%             0.75%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2
  (4)(9)                                            0.60%                 0.25%               0.19%             1.04%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund --
  Class 1 (10)                                      1.25%                  N/A                0.31%             1.56%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2
  (4)(11)                                           0.83%                 0.25%               0.05%             1.13%
--------------------------------------------------------------------------------------------------------------------------

(1) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors, Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The expense ratios for the Active International Allocation Portfolio and Technology Portfolio are annualized. Including these reductions, it is estimated that "Management Fees", Other Expenses and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
High Yield                                                         0.19%         0.61%        0.80%
-----------------------------------------------------------------------------------------------------
Mid-Cap Value                                                      0.43%         0.62%        1.05%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                                              0.45%         0.98%        1.43%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity                                            0.42%         1.37%        1.79%
-----------------------------------------------------------------------------------------------------
Fixed Income                                                       0.14%         0.56%        0.70%
-----------------------------------------------------------------------------------------------------
Active International Allocation                                    0.00%         1.15%        1.15%
-----------------------------------------------------------------------------------------------------
Technology Portfolio                                               0.00%         1.15%        1.15%
-----------------------------------------------------------------------------------------------------

(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management, Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including in the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Strategic Stock                                                    0.24%         0.41%        0.65%
-----------------------------------------------------------------------------------------------------
Enterprise                                                         0.47%         0.13%        0.60%
-----------------------------------------------------------------------------------------------------

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(5) On February 8, 2000, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On
    February 8, 2000, fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and the manager to assume as its own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                     0.43%            N/A       0.52%        0.95%
-------------------------------------------------------------------------------------------------------------

(7) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A       0.15%        0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series              0.75%            N/A       0.08%        0.83%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A       0.15%        0.90%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series           0.75%            N/A       0.12%        0.87%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series                 0.75%            N/A       0.14%        0.89%
-------------------------------------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least
    May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series        0.75%            N/A       0.27%        1.02%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                       0.75%            N/A       0.71         1.46%
-------------------------------------------------------------------------------------------------------------

(9) On February 8, 2000, a merger and reorganization was approved that combined the assets of the Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(10) On February 8, 2000, shareholders approved a merger and a reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective May 1, 2000. The shareholders of the new fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(11) On February 8, 2000, a merger and a reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(12) Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II Shares.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                       5/1/00        AA+      Financial strength
--------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE PORTFOLIOS

The underlying investment for the Contracts are shares of the portfolios or funds of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark- Variable Insurance Trust-SM-, and Franklin Templeton Variable Insurance Products Trust, all open-ended management investment companies. The underlying portfolios or funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios or funds. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

MID-CAP EQUITY PORTFOLIO -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Investment Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

MID-CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The Portfolio purchases stocks that typically do not pay dividends. The Investment Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the PortfolIo's current holdings against potential purchases.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities; and it may use futures, swaps and other types of derivatives in managing the Portfolio.

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity ecurities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and
(iii) short-term market momentum/technicals.

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to identify significant long-term technology trends and invest primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

VAN KAMPEN LIFE INVESTMENT TRUST:

STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST:

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GROWTH SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks primarily to provide above-average income (compared to a portfolio invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth.

INVESTMENT ADVISERS -- Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). Morgan Stanley Dean Witter Portfolios offer both Class X and Class Y shares. Only Class Y shares are available in this Contract.

MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios. With regard to the Mid-Cap Equity Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"),* under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
Emerging Markets Equity Portfolio, Active International Allocation Portfolio and Technology Portfolio. As the investment adviser, MSDW Investment Management provides investment advice and portfolio management services for Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio and Technology Portfolio subject to the supervision of The Universal Institutional Funds, Inc.'s Board of Directors.

The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.

The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide. The Van Kampen Life Investment Trust offers
Class I and Class II shares. Only Class II shares are available in this Contract.

The American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

The MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark-Growth Series, MFS-Registered Trademark- Growth with Income Series, MFS-Registered Trademark- Total Return Series are series of the
MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Contract, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Small Cap Fund and the Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in

* ON DECEMBER 1, 1998, MORGAN STANLEY ASSET MANAGEMENT INC. CHANGED ITS NAME TO MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. BUT CONTINUES TO DO BUSINESS IN CERTAIN INSTANCES USING THE NAME MORGAN STANLEY ASSET MANAGEMENT.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account is not available in New Jersey or Texas.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The current sales load is 4% of premium. The maximum sales load under the policy is 6% of premium.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month. In New Jersey, this charge is $30 per month for all years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.60% per month. After the 10th policy year, the current accumulated value mortality and expense risk rate is 1/12 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. The maximum rate is 1/12 of 0.60% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. In Maryland and New Jersey this charge is individualized based on issue ages and initial Face Amount and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy-Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. In Maryland and New Jersey the Death Benefit Guarantee amount is not taken into account in the determination of the Surrender Charge. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. In Maryland and New Jersey the sales Surrender Charge is based on the initial Face Amount. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

POLICY YEAR     RATE
--------------------------
 1              70%
--------------------------
 2              70%
--------------------------
 3              70%
--------------------------
 4              60%
--------------------------
 5              50%
--------------------------
 6              40%
--------------------------
 7              30%
--------------------------
 8              20%
--------------------------
 9              10%
--------------------------
 10 and
 after           0%
--------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- LAST SURVIVOR YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of both insureds, subject to the conditions stated in the rider. This rider is only available in Maryland and New Jersey.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each insured, subject to the conditions stated in the rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit upon receipt of due proof of the last surviving insured's death while your policy and rider are in force, subject to the conditions stated in the rider.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance

- any loans will continue to accrue interest and become part of Indebtedness

- no future Monthly Deduction Amounts will be deducted

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e. as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $2.5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available as long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In Massachusetts, the maximum length of the Death Benefit Guarantee Period is five (5) years. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------
Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------
taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the policy owner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.

DATE OF PROSPECTUS: JANUARY 2, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: JANUARY 2, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             7
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
  SURRENDER VALUES                                               8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; CIGNA Corporation (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997),
                                                       Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-Present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

Christine Hayer        Senior Vice President, General  Associate General Counsel (1998-2000), Assistant Corporate
Repasy                 Counsel, Corporate Secretary,   Secretary (2000), Vice President (1999-2000), Assistant
                       Director 2001                   Vice President (1997-1999), Hartford; Associate General
                                                       Counsel (1998-2000), Assistant Corporate Secretary (2000),
                                                       Vice President (1999-2000), Assistant Vice President
                                                       (1997-1999), Hartford Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford Life,
                                                       Inc.

John C. Walters        Executive Vice President,       Program Leader, Wheat First Securities, Inc./First Union
                       Director 2000                   Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.

---------

* Denotes date of election to Board of Directors of Hartford.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME                        POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 J. Richard Garrett         Vice President
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General Counsel
                             and Corporate Secretary, Director
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Executive Vice President
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The maximum sales load under the policy is 6% of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e. as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.

The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 1.09% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 1.09% average daily charge) of -1.09%, 4.91% and 10.91%, respectively.

In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         16,546       2,424    1,000,000      16,106       1,984    1,000,000
          2                  43,050         34,747      20,625    1,000,000      33,712      19,590    1,000,000
          3                  66,203         54,775      40,652    1,000,000      52,949      38,827    1,000,000
          4                  90,513         76,806      64,701    1,000,000      73,956      61,851    1,000,000
          5                 116,038        101,037      90,950    1,000,000      96,886      86,798    1,000,000
          6                 142,840        127,946     119,876    1,000,000     122,153     114,083    1,000,000
          7                 170,982        157,534     151,482    1,000,000     149,702     143,650    1,000,000
          8                 200,531        190,063     186,028    1,000,000     179,713     175,679    1,000,000
          9                 231,558        225,822     223,804    1,000,000     212,381     210,363    1,000,000
         10                 264,136        265,123     265,123    1,000,000     247,918     247,918    1,000,000
         11                 298,343        313,105     313,105    1,000,000     290,787     290,787    1,000,000
         12                 334,260        366,026     366,026    1,000,000     337,580     337,580    1,000,000
         13                 371,973        424,398     424,398    1,000,000     388,708     388,708    1,000,000
         14                 411,571        488,781     488,781    1,000,000     444,654     444,654    1,000,000
         15                 453,150        559,804     559,804    1,000,000     505,974     505,974    1,000,000
         16                 496,807        638,165     638,165    1,000,000     573,314     573,314    1,000,000
         17                 542,648        724,637     724,637    1,000,000     647,451     647,451    1,000,000
         18                 590,780        820,095     820,095    1,000,000     729,341     729,341    1,000,000
         19                 641,319        925,517     925,517    1,008,814     820,212     820,212    1,000,000
         20                 694,385      1,041,928   1,041,928    1,114,863     921,678     921,678    1,000,000

         25               1,002,269      1,836,935   1,836,935    1,928,782   1,510,604   1,510,604    1,691,134
         30               1,395,216      3,146,183   3,146,183    3,303,492   2,695,080   2,695,080    2,829,834
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  21,000         15,550       1,428    1,000,000    15,133       1,011     1,000,000
          2                  43,050         31,728      17,606    1,000,000    30,771      16,649     1,000,000
          3                  66,203         48,565      34,443    1,000,000    46,913      32,790     1,000,000
          4                  90,513         66,083      53,978    1,000,000    63,553      51,449     1,000,000
          5                 116,038         84,301      74,214    1,000,000    80,687      70,599     1,000,000
          6                 142,840        103,498      95,428    1,000,000    98,542      90,472     1,000,000
          7                 170,982        123,451     117,399    1,000,000   116,859     110,807     1,000,000
          8                 200,531        144,184     140,149    1,000,000   135,597     131,562     1,000,000
          9                 231,558        165,716     163,699    1,000,000   154,702     152,684     1,000,000
         10                 264,136        188,066     188,066    1,000,000   174,109     174,109     1,000,000
         11                 298,343        215,705     215,705    1,000,000   197,715     197,715     1,000,000
         12                 334,260        244,517     244,517    1,000,000   221,705     221,705     1,000,000
         13                 371,973        274,546     274,546    1,000,000   246,027     246,027     1,000,000
         14                 411,571        305,832     305,832    1,000,000   270,629     270,629     1,000,000
         15                 453,150        338,425     338,425    1,000,000   295,427     295,427     1,000,000
         16                 496,807        372,370     372,370    1,000,000   320,309     320,309     1,000,000
         17                 542,648        407,712     407,712    1,000,000   345,118     345,118     1,000,000
         18                 590,780        444,499     444,499    1,000,000   369,649     369,649     1,000,000
         19                 641,319        482,782     482,782    1,000,000   393,665     393,665     1,000,000
         20                 694,385        522,611     522,611    1,000,000   416,933     416,933     1,000,000

         25               1,002,269        747,223     747,223    1,000,000   514,530     514,530     1,000,000
         30               1,395,216      1,025,355   1,025,355    1,076,623   549,796     549,796     1,000,000
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                  21,000       14,556         433     1,000,000    14,163          41     1,000,000
          2                  43,050       28,832      14,710     1,000,000    27,950      13,828     1,000,000
          3                  66,203       42,839      28,717     1,000,000    41,347      27,225     1,000,000
          4                  90,513       56,575      44,470     1,000,000    54,336      42,231     1,000,000
          5                 116,038       70,038      59,951     1,000,000    66,894      56,806     1,000,000
          6                 142,840       83,473      75,403     1,000,000    79,229      71,159     1,000,000
          7                 170,982       96,627      90,575     1,000,000    91,059      85,007     1,000,000
          8                 200,531      109,494     105,459     1,000,000   102,328      98,293     1,000,000
          9                 231,558      122,068     120,050     1,000,000   112,966     110,948     1,000,000
         10                 264,136      134,335     134,335     1,000,000   122,890     122,890     1,000,000
         11                 298,343      150,469     150,469     1,000,000   135,769     135,769     1,000,000
         12                 334,260      166,303     166,303     1,000,000   147,725     147,725     1,000,000
         13                 371,973      181,831     181,831     1,000,000   158,668     158,668     1,000,000
         14                 411,571      197,041     197,041     1,000,000   168,499     168,499     1,000,000
         15                 453,150      211,925     211,925     1,000,000   177,079     177,079     1,000,000
         16                 496,807      226,469     226,469     1,000,000   184,217     184,217     1,000,000
         17                 542,648      240,650     240,650     1,000,000   189,657     189,657     1,000,000
         18                 590,780      254,444     254,444     1,000,000   193,053     193,053     1,000,000
         19                 641,319      267,819     267,819     1,000,000   193,990     193,990     1,000,000
         20                 694,385      280,733     280,733     1,000,000   192,002     192,002     1,000,000

         25               1,002,269      335,917     335,917     1,000,000   117,777     117,777     1,000,000
         30               1,395,216      359,397     359,397     1,000,000         0           0             0
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 10,500           8,031         543    1,000,000     7,811         322     1,000,000
          2                 21,525          16,857       9,369    1,000,000    16,282       8,794     1,000,000
          3                 33,101          26,564      19,075    1,000,000    25,458      17,970     1,000,000
          4                 45,256          37,232      30,814    1,000,000    35,379      28,960     1,000,000
          5                 58,019          48,953      43,604    1,000,000    46,087      40,739     1,000,000
          6                 71,420          62,086      57,807    1,000,000    57,875      53,596     1,000,000
          7                 85,491          76,505      73,296    1,000,000    70,545      67,335     1,000,000
          8                100,266          92,327      90,188    1,000,000    84,116      81,976     1,000,000
          9                115,779         109,682     108,612    1,000,000    98,596      97,526     1,000,000
         10                132,068         128,705     128,705    1,000,000   113,984     113,984     1,000,000
         11                149,171         152,125     152,125    1,000,000   132,390     132,390     1,000,000
         12                167,130         177,924     177,924    1,000,000   151,950     151,950     1,000,000
         13                185,986         206,342     206,342    1,000,000   172,695     172,695     1,000,000
         14                205,786         237,632     237,632    1,000,000   194,660     194,660     1,000,000
         15                226,575         272,087     272,087    1,000,000   217,854     217,854     1,000,000
         16                248,404         310,022     310,022    1,000,000   242,258     242,258     1,000,000
         17                271,324         351,780     351,780    1,000,000   267,810     267,810     1,000,000
         18                295,390         397,748     397,748    1,000,000   294,395     294,395     1,000,000
         19                320,660         448,353     448,353    1,000,000   321,877     321,877     1,000,000
         20                347,193         504,069     504,069    1,000,000   350,128     350,128     1,000,000

         25                501,135         881,034     881,034    1,000,000   501,743     501,743     1,000,000
         30                697,608       1,502,636   1,502,636    1,577,768   681,065     681,065     1,000,000
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                 10,500         7,540          52     1,000,000     7,332           0     1,000,000
          2                 21,525        15,377       7,889     1,000,000    14,843       7,355     1,000,000
          3                 33,101        23,528      16,040     1,000,000    22,518      15,030     1,000,000
          4                 45,256        32,000      25,581     1,000,000    30,334      23,915     1,000,000
          5                 58,019        40,797      35,448     1,000,000    38,264      32,915     1,000,000
          6                 71,420        50,181      45,902     1,000,000    46,516      42,237     1,000,000
          7                 85,491        59,914      56,705     1,000,000    54,803      51,593     1,000,000
          8                100,266        69,998      67,858     1,000,000    63,053      60,914     1,000,000
          9                115,779        80,433      79,363     1,000,000    71,176      70,107     1,000,000
         10                132,068        91,215      91,215     1,000,000    79,063      79,063     1,000,000
         11                149,171       104,745     104,745     1,000,000    88,586      88,586     1,000,000
         12                167,130       118,819     118,819     1,000,000    97,727      97,727     1,000,000
         13                185,986       133,449     133,449     1,000,000   106,349     106,349     1,000,000
         14                205,786       148,640     148,640     1,000,000   114,299     114,299     1,000,000
         15                226,575       164,404     164,404     1,000,000   121,370     121,370     1,000,000
         16                248,404       180,745     180,745     1,000,000   127,287     127,287     1,000,000
         17                271,324       197,657     197,657     1,000,000   131,684     131,684     1,000,000
         18                295,390       215,135     215,135     1,000,000   134,077     134,077     1,000,000
         19                320,660       233,164     233,164     1,000,000   133,875     133,875     1,000,000
         20                347,193       251,719     251,719     1,000,000   130,391     130,391     1,000,000

         25                501,135       350,519     350,519     1,000,000    31,119      31,119     1,000,000
         30                697,608       445,523     445,523     1,000,000         0           0             0
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                 10,500         7,050           0     1,000,000     6,854           0     1,000,000
          2                 21,525        13,958       6,469     1,000,000    13,463       5,975     1,000,000
          3                 33,101        20,730      13,242     1,000,000    19,809      12,321     1,000,000
          4                 45,256        27,363      20,944     1,000,000    25,868      19,450     1,000,000
          5                 58,019        33,851      28,502     1,000,000    31,613      26,264     1,000,000
          6                 71,420        40,437      36,158     1,000,000    37,242      32,963     1,000,000
          7                 85,491        46,864      43,654     1,000,000    42,467      39,258     1,000,000
          8                100,266        53,122      50,983     1,000,000    47,221      45,081     1,000,000
          9                115,779        59,202      58,133     1,000,000    51,419      50,349     1,000,000
         10                132,068        65,086      65,086     1,000,000    54,964      54,964     1,000,000
         11                149,171        73,026      73,026     1,000,000    59,642      59,642     1,000,000
         12                167,130        80,788      80,788     1,000,000    63,431      63,431     1,000,000
         13                185,986        88,364      88,364     1,000,000    66,211      66,211     1,000,000
         14                205,786        95,734      95,734     1,000,000    67,852      67,852     1,000,000
         15                226,575       102,887     102,887     1,000,000    68,170      68,170     1,000,000
         16                248,404       109,802     109,802     1,000,000    66,921      66,921     1,000,000
         17                271,324       116,445     116,445     1,000,000    63,773      63,773     1,000,000
         18                295,390       122,783     122,783     1,000,000    58,285      58,285     1,000,000
         19                320,660       128,770     128,770     1,000,000    49,916      49,916     1,000,000
         20                347,193       134,346     134,346     1,000,000    38,054      38,054     1,000,000

         25                501,135       152,607     152,607     1,000,000         0           0             0
         30                697,608       131,787     131,787     1,000,000         0           0             0
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Financial Statements
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond        Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ........................................................................................................................
    Market Value                    $7,990,373  $        --  $        --  $        --  $        --  $       -- $        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ........................................................................................................................
    Market Value                            --   32,906,774           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ........................................................................................................................
    Market Value                            --           --   31,594,607           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ........................................................................................................................
    Market Value                            --           --           --   21,567,481           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ........................................................................................................................
    Market Value                            --           --           --           --   23,650,071          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ........................................................................................................................
    Market Value                            --           --           --           --           --   1,101,616          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --  39,243,361
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     20,520       76,469      206,964       76,630      222,713       3,040     630,903
  ........................................................................................................................
 Receivable from fund shares sold           --           --           --           --           --          --          --
  ........................................................................................................................
 Total Assets                        8,010,893   32,983,243   31,801,571   21,644,111   23,872,784   1,104,656  39,874,264
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --           --           --           --           --          --          --
  ........................................................................................................................
 Payable for fund shares purchased      20,553       76,402      203,021       76,596      222,869       3,043     631,594
  ........................................................................................................................
 TOTAL LIABILITIES                      20,553       76,402      203,021       76,596      222,869        3043     631,594
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         5,107,956    8,994,897   22,110,371    8,000,325    5,821,905     708,325  11,141,646
  ........................................................................................................................
 Unit Values                        $ 1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 -----------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ................................
    Market Value                    $       --
 ---------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ................................
    Market Value                     5,674,413
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                    724,351
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        6,398,764
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased     724,458
  ................................
 TOTAL LIABILITIES                     724,458
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $5,674,306
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,717,349
  ................................
 Unit Values                        $ 2.088177
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International   Small       MidCap      Fidelity VIP   Fidelity
                                and Growth   and Income  Advisers        Company     Fund        Equity-Income  VIP
                                Fund         Fund        Fund            Fund        Sub-Account Portfolio      Overseas
                                Sub-Account  Sub-Account Sub-Account     Sub-Account             Sub-Account    Portfolio
                                                                                                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ........................................................................................................................
    Market Value                $10,649,318  $       --    $       --    $       --  $       --    $       --   $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ........................................................................................................................
    Market Value                         --   4,261,042            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ........................................................................................................................
    Market Value                         --          --       475,840            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ........................................................................................................................
    Market Value                         --          --            --     3,447,890          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ........................................................................................................................
    Market Value                         --          --            --            --   7,411,236            --           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ........................................................................................................................
    Market Value                         --          --            --            --          --     5,996,190           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --    4,136,542
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company           4,242      43,308         2,372        93,067     252,603            --           14
  ........................................................................................................................
 Receivable from fund shares
  sold                                   --          --            --            --          --         1,188           --
  ........................................................................................................................
 Total Assets                    10,653,560   4,304,350       478,212     3,540,957   7,663,839     5,997,378    4,136,556
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --            --            --          --         1,326           --
  ........................................................................................................................
 Payable for fund shares
  purchased                           4,263      43,328         2,375        93,078     252,610            --           --
  ........................................................................................................................
 TOTAL LIABILITIES                    4,263      43,328         2,375        93,078     252,610         1,326           --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $10,649,297  $4,261,022    $  475,837    $3,447,879  $7,411,229    $5,996,052   $4,136,556
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants      4,132,024   2,994,553       402,202     1,967,006   3,321,369     2,760,780    2,153,983
  ........................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924    $ 1.183079    $ 1.752856  $ 2.231378    $ 2.171869   $ 1.920422
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000             Fidelity
                                VIP II
                                Asset
                                Manager
                                Portfolio
                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ............................
    Market Value                $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ............................
    Market Value                 2,751,550
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company             --
  ............................
 Receivable from fund shares
  sold                                  --
  ............................
 Total Assets                    2,751,550
  ............................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              3
  ............................
 Payable for fund shares
  purchased                             --
  ............................
 TOTAL LIABILITIES                       3
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $2,751,547
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     1,415,440
  ............................
 Unit Values                    $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital       Mortgage     Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation  Securities   Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund          Fund         Sub-Account
                                                              Sub-Account               Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 38,669    $    7,409   $1,250,566   $   40,704    $    7,511     $ 6,896     $   3,610
  ............................................................................................................................
  Capital gains income                     --     3,059,824         (739)   1,620,074     2,481,806          --       338,727
  ............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions              26,463       (14,799)          --      (29,127)     (104,658)        178        (3,364)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 484,317    (3,803,357)          --   (1,562,856)      340,063      52,654      (841,310)
  ............................................................................................................................
  Net gain (loss) on investments      510,780    (3,818,156)          --   (1,591,983)      235,405      52,832      (844,674)
 -----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $549,449    $ (750,923)  $1,249,827   $   68,795    $2,724,722     $59,728     $(502,337)
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    29,701
  ................................
  Capital gains income                  475,725
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,055,552)
  ................................
  Net gain (loss) on investments       (927,449)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (422,023)
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International  Small        MidCap       Fidelity VIP   Fidelity
 September 30, 2000                 and Growth   and Income   Advisers       Company      Fund         Equity-Income  VIP
                                    Fund         Fund         Fund           Fund         Sub-Account  Portfolio      Overseas
                                    Sub-Account  Sub-Account  Sub-Account    Sub-Account               Sub-Account    Portfolio
                                                                                                                      Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   7,056     $   172      $  4,149      $      --   $       --      $ 62,505     $  37,000
  ...............................................................................................................................
  Capital gains income                 774,909      35,805        22,479        317,699      206,296       235,484       233,002
  ...............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...............................................................................................................................
  Net realized (loss) gain on
    security transactions              (25,891)     (1,883)        3,557        (60,034)       4,408         8,573        46,578
  ...............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (260,045)     20,238       (47,020)      (441,236)     996,812        11,852      (530,125)
  ...............................................................................................................................
  Net gain (loss) on investments      (285,936)     18,355       (43,463)      (501,270)   1,001,220        20,425      (483,547)
 --------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $ 496,029     $54,332      $(16,835)     $(183,571)  $1,207,516      $318,414     $(213,545)
 --------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,726
  ................................
  Capital gains income                140,711
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (180,578)
  ................................
  Net gain (loss) on investments     (187,860)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  12,577
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   38,669  $     7,409  $ 1,250,566  $    40,704  $     7,511  $    6,896 $     3,610
  ........................................................................................................................
  Capital gains income                      --    3,059,824         (739)   1,620,074    2,481,806          --     338,727
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               26,463      (14,799)          --      (29,127)    (104,658)        178      (3,364)
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  484,317   (3,803,357)          --   (1,562,856)     340,063      52,654    (841,310)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         549,449     (750,923)   1,249,827       68,795    2,724,722      59,728    (502,337)
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,419,321    5,005,928   89,228,782    3,284,964    3,394,462     124,742   4,918,736
  ........................................................................................................................
  Net transfers                        389,234   11,310,878  (89,798,781)   5,805,901    8,055,227     329,715   9,526,065
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                          (166,647)    (724,352)    (220,909)    (594,986)    (418,028)     (6,205)    (722,957)
  ........................................................................................................................
  Net loan withdrawals                    (498)     (48,818)    (246,159)     (12,269)     (13,190)         --     (11,162)
  ........................................................................................................................
  Cost of insurance                   (308,805)  (1,629,859)  (3,778,178)  (1,175,470)  (1,018,489)    (29,601)  (1,315,478)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,332,605   13,913,777   (4,815,245)   7,308,140    9,999,982     418,651  12,395,204
  ........................................................................................................................
  Total increase (decrease) in net
    assets                           1,882,054   13,162,854   (3,565,418)   7,376,935   12,724,704     478,379  11,892,867
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                6,108,286   19,743,987   35,163,968   14,190,580   10,925,211     623,234  27,349,803
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 -------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   29,701
  ................................
  Capital gains income                 475,725
  ................................
  Net realized gain (loss) on
    security transactions              128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period               (1,055,552)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (422,023)
  ................................
 UNIT TRANSACTIONS:
  Purchases                            701,331
  ................................
  Net transfers                      2,643,195
  ................................
  Surrenders for benefit payments
    and fees                           (93,986)
  ................................
  Net loan withdrawals                 (18,397)
  ................................
  Cost of insurance                   (187,945)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     3,044,198
  ................................
  Total increase (decrease) in net
    assets                           2,622,175
  ................................
 NET ASSETS:
  Beginning of period                3,052,131
 -------------------------------------------------------------------------
  END OF PERIOD                     $5,674,306
 -------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International   Small       MidCap      Fidelity VIP  Fidelity
 September 30, 2000                 and Growth   and Income   Advisers        Company     Fund        Equity-Income VIP
                                    Fund         Fund         Fund            Fund        Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account  Sub-Account     Sub-Account             Sub-Account   Portfolio
                                                                                                                    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $     7,056  $      172      $  4,149     $       --  $       --   $   62,505   $   37,000
  ............................................................................................................................
  Capital gains income                  774,909      35,805        22,479        317,699     206,296      235,484      233,002
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions               (25,891)     (1,883)        3,557        (60,034)      4,408        8,573       46,578
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (260,045)     20,238       (47,020)      (441,236)    996,812       11,852     (530,125)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          496,029      54,332       (16,835)      (183,571)  1,207,516      318,414     (213,545)
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,683,743     443,409        72,525        521,781     632,345    1,147,605      350,805
  ............................................................................................................................
  Net transfers                       2,577,823   1,884,807       184,552      2,015,679   3,771,845    1,394,607    2,207,599
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (191,278)    (44,688)       (9,615)       (17,036)    (73,941)    (116,176)     (60,874)
  ............................................................................................................................
  Net loan withdrawals                   (9,476)    (11,044)           --         (8,799)     (9,099)     (22,320)         (39)
  ............................................................................................................................
  Cost of insurance                    (362,741)   (211,119)      (17,135)      (173,961)   (285,913)    (268,584)    (136,408)
  ............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      3,698,071   2,061,365       230,327      2,337,664   4,035,237    2,135,132    2,361,083
  ............................................................................................................................
  Total increase in net assets        4,194,100   2,115,697       213,492      2,154,093   5,242,753    2,453,546    2,147,538
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 6,455,197   2,145,325       262,345      1,293,786   2,168,476    3,542,506    1,989,018
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,649,297  $4,261,022      $475,837     $3,447,879  $7,411,229   $5,996,052   $4,136,556
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,726
  ................................
  Capital gains income                 140,711
  ................................
  Net realized (loss) gain on
    security transactions               (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (180,578)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          12,577
  ................................
 UNIT TRANSACTIONS:
  Purchases                            257,110
  ................................
  Net transfers                      1,045,311
  ................................
  Surrenders for benefit payments
    and fees                          (292,178)
  ................................
  Net loan withdrawals                      --
  ................................
  Cost of insurance                    (82,276)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       927,967
  ................................
  Total increase in net assets         940,544
  ................................
 NET ASSETS:
  Beginning of period                1,811,003
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,751,547
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global     Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth     and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 53,737
  Cost $676,738
  ........................................................................................................................
    Market Value:                    $603,461     $      --    $     --   $       --   $       -- $        --  $       --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 72,469
  Cost $724,439
  ........................................................................................................................
    Market Value:                          --       668,164          --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 54,369
  Cost $550,851
  ........................................................................................................................
    Market Value:                          --            --     567,073           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 80,109
  Cost $1,424,352
  ........................................................................................................................
    Market Value:                          --            --          --    1,377,082           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 391,945
  Cost $8,586,251
  ........................................................................................................................
    Market Value:                          --            --          --           --    8,548,311          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 672,947
  Cost $17,627,510
  ........................................................................................................................
    Market Value:                          --            --          --           --           --  16,689,093          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 170,361
  Cost $2,079,288
  ........................................................................................................................
    Market Value:                          --            --          --           --           --          --   2,509,424
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   -         3,432           2           15       40,817       7,574      (1,065)
  ........................................................................................................................
 Receivable from fund shares sold     132,954            --          --           --           --          --          --
  ........................................................................................................................
 Total Assets                         736,415       671,596     567,075    1,377,097    8,589,128  16,696,667   2,510,489
  ........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                             133,025            --          --           --           --          --           -
  ........................................................................................................................
 Payable for fund shares purchased          -         3,432          --            -       41,194       7,374       1,454
  ........................................................................................................................
 TOTAL LIABILITIES                    133,025         3,432          --           --       41,194       7,374       1,454
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $603,390     $ 668,164    $567,075   $1,377,097   $8,547,934 $16,689,293  $2,509,035
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International   International   International   Investors
                                    Sub-Account  Sub-Account  Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  .......................................................................................................................
    Market Value:                   $4,904,343   $       --     $       --      $       --      $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  .......................................................................................................................
    Market Value:                           --    2,836,164             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  .......................................................................................................................
    Market Value:                           --           --      3,980,394              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  .......................................................................................................................
    Market Value:                           --           --             --       1,859,287              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  .......................................................................................................................
    Market Value:                           --           --             --              --       3,285,202            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  .......................................................................................................................
    Market Value:                           --           --             --              --              --     4,384,188
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  .......................................................................................................................
    Market Value:                           --           --             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  407            5         55,704              --           1,535         1,279
  .......................................................................................................................
 Receivable from fund shares sold           --           --             --              --              --            --
  .......................................................................................................................
 Total Assets                        4,904,750    2,836,169      4,036,098       1,859,287       3,286,737     4,385,467
  .......................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --             --              11              --            --
  .......................................................................................................................
 Payable for fund shares purchased         387           --         55,212              --           1,625         1,255
  .......................................................................................................................
 TOTAL LIABILITIES                         387           --         55,212              11           1,625         1,255
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,904,363   $2,836,169     $3,980,886      $1,859,276      $3,285,112    $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 Money
                                    Market
                                    Sub-Account

 --------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  ................................
    Market Value:                    $       --
 ------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  ................................
    Market Value:                            --
 --------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  ................................
    Market Value:                            --
 ----------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  ................................
    Market Value:                     1,865,766
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold         8,683
  ................................
 Total Assets                         1,874,449
  ................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                 8,401
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        8,401
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $1,866,048
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New             New Value   OTC &       Utilities   Vista        Voyager
                                    Opportunities   Sub-Account Emerging    Growth      Sub-Account  Sub-Account
                                    Sub-Account                 Growth      and Income
                                                                Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 248,033
  Cost $8,610,079
  ..............................................................................................................
    Market Value:                    $10,409,949    $       --  $       --  $       --  $       --   $        --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 153,610
  Cost $1,823,205
  ..............................................................................................................
    Market Value:                             --     1,894,009          --          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 121,450
  Cost $2,395,820
  ..............................................................................................................
    Market Value:                             --            --   2,252,891          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 122,181
  Cost $2,034,678
  ..............................................................................................................
    Market Value:                             --            --          --   2,161,388          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 139,778
  Cost $3,056,914
  ..............................................................................................................
    Market Value:                             --            --          --          --   3,465,099            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 364,702
  Cost $19,441,087
  ..............................................................................................................
    Market Value:                             --            --          --          --          --    20,864,578
 ---------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                     --           136         655       4,226      12,573        37,843
  ..............................................................................................................
 Receivable from fund shares sold        191,561            --          --          --          --            --
  ..............................................................................................................
 Total Assets                         10,601,510     1,894,145   2,253,546   2,165,614   3,477,672    20,902,421
  ..............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                191,149            --          --          --          --            --
  ..............................................................................................................
 Payable for fund shares purchased            --            --          --       4,290      12,177        34,539
  ..............................................................................................................
 TOTAL LIABILITIES                       191,149            --          --       4,290      12,177        34,539
 ---------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $10,410,361    $1,894,145  $2,253,546  $2,161,324  $3,465,495   $20,867,882
 ---------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                            Units         Unit        Contract
                                               Owned by      Price       Liability
                                               Participants
 ------------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                         40,400    $14.935338  $   603,390
  ...................................................................................
  Diversified Income Fund                          50,953     13.113302      668,164
  ...................................................................................
  George Putnam Fund of Boston                     51,363     11.040569      567,075
  ...................................................................................
  Global Asset Allocation Fund                     60,359     22.815002    1,377,097
  ...................................................................................
  Global Growth Fund                              259,185     32.980056    8,547,934
  ...................................................................................
  Growth and Income Fund                          620,729     26.886600   16,689,293
  ...................................................................................
  Health Sciences Fund                            165,596     15.151502    2,509,035
  ...................................................................................
  High Yield Fund                                 304,351     16.114172    4,904,363
  ...................................................................................
  Income Fund                                     187,848     15.098227    2,836,169
  ...................................................................................
  International Growth Fund                       275,242     14.463235    3,980,886
  ...................................................................................
  International Growth and Income Fund            156,999     11.842557    1,859,276
  ...................................................................................
  International New Opportunities Fund            219,783     14.947040    3,285,112
  ...................................................................................
  Investors Fund                                  314,281     13.949961    4,384,212
  ...................................................................................
  Money Market Fund                             1,315,863      1.418117    1,866,048
  ...................................................................................
  New Opportunities Fund                          260,454     39.970028   10,410,361
  ...................................................................................
  New Value Fund                                  159,245     11.894540    1,894,145
  ...................................................................................
  OTC & Emerging Growth Fund                      112,430     20.043914    2,253,546
  ...................................................................................
  Utilities Growth and Income Fund                 87,628     24.664702    2,161,324
  ...................................................................................
  Vista Fund                                      176,299     19.656868    3,465,495
  ...................................................................................
  Voyager Fund                                    466,936     44.691134   20,867,882
  ...................................................................................
 GRAND TOTAL:                                                            $95,130,807
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  27,228    $ 42,580    $    --     $ 12,034   $    52,321 $  219,766    $     --
  ......................................................................................................................
  Capital gains income                      --          --         --       62,848     1,303,909  1,034,713          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions                  994       1,202        (15)          54       (35,632)    (26,064)   (10,267)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (299,791)    (37,982)    23,766      (93,212)   (2,738,089)   (542,870)   401,443
  ......................................................................................................................
  Net (loss) gain on investments      (298,797)    (36,780)    23,751      (93,158)   (2,773,721)   (568,934)   391,176
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(271,569)   $  5,800    $23,751     $(18,276)  $(1,417,491) $  685,545   $391,176
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International   International   International   Investors
 September 30, 2000                 Sub-Account   Sub-Account Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 466,428     $183,713     $  40,512       $  32,920       $     471      $      --
  .......................................................................................................................
  Capital gains income                      --           --       175,715          72,162          44,254             --
 ------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)     (11,048)       14,964          25,712         231,244         (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)     (42,201)     (503,625)       (133,232)       (534,588)      (129,450)
  .......................................................................................................................
  Net (loss) gain on investments      (578,226)     (53,249)     (488,661)       (107,520)       (303,344)      (139,361)
 ------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(111,798)    $130,464     $(272,434)      $  (2,438)      $(258,619)     $(139,361)
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   98,605
  ................................
  Capital gains income                       --
 ----------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions                    --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                        --
  ................................
  Net (loss) gain on investments             --
 ------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $   98,605
 --------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New            New          OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities  Value        Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account    Sub-Account  Growth      and
                                                                Sub-Account Income
                                                                            Sub-Account
 -------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $      --     $ 13,729    $      --   $ 44,777    $     --   $     4,464
  ............................................................................................................
  Capital gains income                  585,307       48,619       12,177     79,045      15,030     1,894,262
 -------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................
  Net realized (loss) gain on
    security transactions              (101,488)      (5,820)     (15,039)   (16,860)    (20,259)        1,416
  ............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (298,837)      87,169     (352,082)   119,606     265,990    (2,334,093)
  ............................................................................................................
  Net (loss) gain on investments       (400,325)      81,349     (367,121)   102,746     245,731    (2,332,677)
 -------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $ 184,982     $143,697    $(354,944)  $226,568    $260,761   $  (433,951)
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global       Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 27,228     $  42,580     $     --     $   12,034    $   52,321  $   219,766  $       --
  .............................................................................................................................
  Capital gains income                     --            --           --         62,848     1,303,909    1,034,713          --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                 994         1,202          (15)            54       (35,632)     (26,064)    (10,267)
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (299,791)      (37,982)      23,766        (93,212)   (2,738,089)    (542,870)    401,443
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                       (271,569)        5,800       23,751        (18,276)   (1,417,491)     685,545     391,176
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            82,533        51,287       89,619        181,242     1,867,759    2,689,788     263,170
  .............................................................................................................................
  Net transfers                        63,445       153,866      235,062        647,733     1,028,982    4,697,316   1,409,194
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (9,343)      (89,908)     (10,095)       (14,905)     (457,308)    (306,181)    (64,926)
  .............................................................................................................................
  Net loan activity                        --            --           --             --       (18,965)      (5,793)        (18)
  .............................................................................................................................
  Cost of insurance                   (29,558)      (31,555)     (29,554)       (45,757)     (293,928)    (745,281)    (98,454)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      107,077        83,690      285,032        768,313     2,126,540    6,329,849   1,508,966
  .............................................................................................................................
  Total (decrease) increase in net
    assets                           (164,492)       89,490      308,783        750,037       709,049    7,015,394   1,900,142
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 767,882       578,674      258,292        627,060     7,838,885    9,673,899     608,893
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $603,390     $ 668,164     $567,075     $1,377,097    $8,547,934  $16,689,293  $2,509,035
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income        International   International    International Investors
 September 30, 2000                 Sub-Account  Sub-Account   Growth          Growth and       New           Sub-Account
                                                               Sub-Account     Income           Opportunities
                                                                               Sub-Account      Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  466,428    $  183,713     $   40,512      $   32,920      $      471   $       --
  .......................................................................................................................
  Capital gains income                      --            --        175,715          72,162          44,254           --
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)      (11,048)        14,964          25,712         231,244       (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)      (42,201)      (503,625)       (133,232)       (534,588)    (129,450)
  .......................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (111,798)      130,464       (272,434)         (2,438)       (258,619)    (139,361)
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            660,989       424,515        543,168         162,724         160,642      747,207
  .......................................................................................................................
  Net transfers                        904,849       116,012      2,974,374       1,347,458       2,943,281    2,137,151
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                          (103,086)     (111,646)         2,433         (17,264)        (20,699)     (71,350)
  .......................................................................................................................
  Net loan activity                     (3,862)       (8,019)        (4,947)             --             (36)          --
  .......................................................................................................................
  Cost of insurance                   (172,670)      (89,743)      (236,632)        (87,140)       (105,607)    (220,426)
  .......................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,286,220       331,119      3,278,396       1,405,778       2,977,581    2,592,582
  .......................................................................................................................
  Total increase in net assets       1,174,422       461,583      3,005,962       1,403,340       2,718,962    2,453,221
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                3,729,941     2,374,586        974,924         455,936         566,150    1,930,991
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $4,904,363    $2,836,169     $3,980,886      $1,859,276      $3,285,112   $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 ----------------------------------------------------------
 OPERATIONS:
  Net investment income             $   98,605
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions                   --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       --
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                          98,605
  ................................
 UNIT TRANSACTIONS:
  Purchases                            117,227
  ................................
  Net transfers                        401,082
  ................................
  Surrenders for benefit payments
    and fees                           (42,984)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (86,251)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       389,074
  ................................
  Total increase in net assets         487,679
  ................................
 NET ASSETS:
  Beginning of period                1,378,369
 ----------------------------------------------------------------------
  END OF PERIOD                     $1,866,048
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New             New           OTC &         Utilities  Vista        Voyager
 September 30, 2000                 Opportunities   Value         Emerging      Growth     Sub-Account  Sub-Account
                                    Sub-Account     Sub-Account   Growth        and Income
                                                                  Sub-Account   Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $        --     $   13,729    $       --   $   44,777 $       --   $     4,464
  .................................................................................................................
  Capital gains income                   585,307         48,619        12,177       79,045     15,030     1,894,262
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (101,488)        (5,820)      (15,039)     (16,860)    (20,259)       1,416
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   (298,837)        87,169      (352,082)     119,606    265,990    (2,334,093)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           184,982        143,697      (354,944)     226,568    260,761      (433,951)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,355,586        250,944       264,746      508,388    173,596     2,783,437
  .................................................................................................................
  Net transfers                        4,031,551        877,026     1,990,616      285,523  2,442,307     8,104,533
  .................................................................................................................
  Surrenders for benefit payments
    and fees                            (399,833)       (18,080)      (80,381)     (24,901)    (83,445)    (610,462)
  .................................................................................................................
  Net loan activity                      (35,150)            (8)       (6,794)         (71)     (8,887)     (47,515)
  .................................................................................................................
  Cost of insurance                     (503,463)       (84,963)     (118,140)     (70,565)    (80,000)    (886,786)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       4,448,691      1,024,919     2,050,047      698,374  2,443,571     9,343,207
  .................................................................................................................
  Total increase in net assets         4,633,673      1,168,616     1,695,103      924,942  2,704,332     8,909,256
  .................................................................................................................
 NET ASSETS:
  Beginning of period                  5,776,688        725,529       558,443    1,236,382    761,163    11,958,626
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $10,410,361     $1,894,145    $2,253,546   $2,161,324 $3,465,495   $20,867,882
 ------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money        Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market Fund  Fund         Appreciation Securities  Sub-Account
                                                              Sub-Account  Sub-Account  Fund        Fund
                                                                                        Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 6,146,042
  Cost $6,517,756
  ..........................................................................................................................
    Market Value                    $6,108,317   $        --  $        --  $        --  $        -- $       --   $        --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 2,762,395
  Cost $17,713,082
  ..........................................................................................................................
    Market Value                            --    19,743,908           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 35,162,986
  Cost $35,162,986
  ..........................................................................................................................
    Market Value                            --            --   35,162,986           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 4,786,407
  Cost $13,734,488
  ..........................................................................................................................
    Market Value                            --            --           --   14,190,615           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 1,792,395
  Cost $8,630,428
  ..........................................................................................................................
    Market Value                            --            --           --           --   10,925,342         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 599,557
  Cost $655,939
  ..........................................................................................................................
    Market Value                            --            --           --           --           --    623,234            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 6,529,463
  Cost $22,457,967
  ..........................................................................................................................
    Market Value                            --            --           --           --           --         --    27,350,486
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 1,627,053
  Cost $2,292,796
  ..........................................................................................................................
    Market Value                            --            --           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --        54,616      463,281        2,393       28,816         --        23,192
  ..........................................................................................................................
 Receivable from fund shares sold        1,238            --           --           --           --         --            --
  ..........................................................................................................................
 Total Assets                        6,109,555    19,798,524   35,626,267   14,193,008   10,954,158    623,234    27,373,678
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                      1,269            --           --           --           --         --            --
  ..........................................................................................................................
 Payable for fund shares purchased          --        54,537      462,299        2,428       28,947         --        23,875
  ..........................................................................................................................
 Total Liabilities                       1,269        54,537      462,299        2,428       28,947         --        23,875
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,108,286   $19,743,987  $35,163,968  $14,190,580  $10,925,211 $  623,234   $27,349,803
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,197,044     5,253,119   25,709,955    5,287,048    3,222,333    426,305     7,630,809
 Unit Values                        $ 1.455378   $  3.758526  $  1.367718  $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 6,146,042
  Cost $6,517,756
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 2,762,395
  Cost $17,713,082
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 35,162,986
  Cost $35,162,986
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 4,786,407
  Cost $13,734,488
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 1,792,395
  Cost $8,630,428
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 599,557
  Cost $655,939
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 6,529,463
  Cost $22,457,967
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 1,627,053
  Cost $2,292,796
  ................................
    Market Value                     3,052,245
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        3,052,245
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                        114
  ................................
 Payable for fund shares purchased          --
  ................................
 Total Liabilities                         114
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $3,052,131
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         1,284,374
 Unit Values                        $ 2.376357
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 3,004,060
  Cost $6,359,805
  ........................................................................................................................
    Market Value                    $6,455,208   $       --    $      --   $      --   $       --   $       -- $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 1,498,531
  Cost $1,943,326
  ........................................................................................................................
    Market Value                            --    2,145,358           --          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 187,834
  Cost $226,878
  ........................................................................................................................
    Market Value                            --           --      262,345          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 591,371
  Cost $956,662
  ........................................................................................................................
    Market Value                            --           --           --   1,293,787           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,055,994
  Cost $1,787,486
  ........................................................................................................................
    Market Value                            --           --           --          --    2,168,483           --         --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 137,789
  Cost $3,436,883
  ........................................................................................................................
    Market Value                            --           --           --          --           --    3,542,551         --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 72,487
  Cost $1,506,287
  ........................................................................................................................
    Market Value                            --           --           --          --           --           --  1,989,051
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 97,000
  Cost $1,710,904
  ........................................................................................................................
    Market Value                            --           --           --          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                577        2,326           --       6,539        7,866        5,465      8,224
  ........................................................................................................................
 Receivable from fund shares sold           --           --           --          --           --           --         --
  ........................................................................................................................
 Total Assets                        6,455,785    2,147,684      262,345   1,300,326    2,176,349    3,548,016  1,997,275
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --           --           --          --           --           --         --
  ........................................................................................................................
 Payable for fund shares purchased         588        2,359           --       6,540        7,873        5,510      8,257
  ........................................................................................................................
 TOTAL LIABILITIES                         588        2,359           --       6,540        7,873        5,510      8,257
  ........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,455,197   $2,145,325    $ 262,345   $1,293,786  $2,168,476   $3,542,506 $1,989,018
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,634,320    1,529,997      211,426     724,835    1,294,214    1,700,502    911,992
 Unit Values                        $ 2.450422   $ 1.402176    $1.240838   $1.784939   $ 1.675516   $ 2.083213 $ 2.180961
 -------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 3,004,060
  Cost $6,359,805
  ................................
    Market Value                    $       --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 1,498,531
  Cost $1,943,326
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 187,834
  Cost $226,878
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 591,371
  Cost $956,662
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,055,994
  Cost $1,787,486
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 137,789
  Cost $3,436,883
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 72,487
  Cost $1,506,287
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 97,000
  Cost $1,710,904
  ................................
    Market Value                     1,810,995
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                303
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,811,298
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased         295
  ................................
 TOTAL LIABILITIES                         295
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,811,003
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants           930,804
 Unit Values                        $ 1.945633
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 333,423   $  131,640    $800,903    $ 289,143   $   32,940 $   34,905   $  240,349
  ........................................................................................................................
  Capital gains income                  13,422      523,019         257      362,974      255,982     --          235,278
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (10,936)      (1,322)         --          201      (11,561)        (16)     (2,132)
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (395,236)   1,470,668          --      228,460    1,988,151    (31,744)   3,270,915
  ........................................................................................................................
  Net (loss) gain on investments      (406,172)   1,469,346          --      228,661    1,976,590    (31,760)   3,268,783
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $ (59,327)  $2,124,005    $801,160    $ 880,778   $2,265,512 $    3,145   $3,744,410
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   33,938
  ................................
  Capital gains income                  --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              110,868
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  695,310
  ................................
  Net (loss) gain on investments       806,178
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  840,116
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market  Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Fund          Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account   Sub-Account   Fund        Fund
                                                                                           Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  333,423   $   131,640   $    800,903  $   289,143   $    32,940 $   34,905   $   240,349
  .............................................................................................................................
  Capital gains income                  13,422       523,019            257      362,974       255,982         --       235,278
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions              (10,936)       (1,322)            --          201       (11,561)        (16)      (2,132)
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (395,236)    1,470,668             --      228,460     1,988,151    (31,744)    3,270,915
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (59,327)    2,124,005        801,160      880,778     2,265,512      3,145     3,744,410
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,116,710     3,539,905     97,498,245    2,459,695     2,036,106     39,491     3,166,528
  .............................................................................................................................
  Net transfers                      2,969,489     9,958,243    (72,516,882)   8,314,204     3,727,669    557,329    11,023,584
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (65,653)     (426,813)      (587,181)    (205,445)     (262,338)     (9,550)    (339,245)
  .............................................................................................................................
  Net loan activity                     14,226       (14,597)      (595,739)     (32,863)           (3)         --      (48,709)
  .............................................................................................................................
  Cost of insurance                   (171,351)     (629,327)    (2,417,385)    (483,197)     (313,821)    (10,668)    (624,639)
  .............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,863,421    12,427,411     21,381,058   10,052,394     5,187,613    576,602    13,177,519
  .............................................................................................................................
  Net increase in net assets         3,804,094    14,551,416     22,182,218   10,933,172     7,453,125    579,747    16,921,929
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                2,304,192     5,192,571     12,981,750    3,257,408     3,472,086     43,487    10,427,874
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,108,286   $19,743,987   $ 35,163,968  $14,190,580   $10,925,211 $  623,234   $27,349,803
 ------------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   33,938
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions              110,868
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  695,310
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                         840,116
  ................................
 UNIT TRANSACTIONS:
  Purchases                            585,350
  ................................
  Net transfers                        324,908
  ................................
  Surrenders for benefit payments
    and fees                           (65,954)
  ................................
  Net loan activity                      5,695
  ................................
  Cost of insurance                   (108,222)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       741,777
  ................................
  Net increase in net assets         1,581,893
  ................................
 NET ASSETS:
  Beginning of period                1,470,238
 ------------------------------------------------------------------------
  END OF PERIOD                     $3,052,131
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  100,615    $    5,788    $  4,605     $       --   $      --  $   23,696   $   16,232
  ...........................................................................................................................
  Capital gains income                 118,987        13,333          --          1,692      82,187      52,380       26,180
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                 (461)         (274)          1          2,003      (2,189)     (4,629)     112,350
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (25,993)      197,340      31,108        324,664     372,819      31,327      438,753
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          193,148       216,187      35,714        328,359     452,817     102,774      593,515
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,379,402       378,405      10,899         67,151     231,734     626,931      332,337
  ...........................................................................................................................
  Net transfers                      2,970,543     1,558,447     144,272        848,771   1,448,161   1,672,590      248,522
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                          (155,404)      (16,145)     (4,694)       (13,485)    (16,009)   (105,540)     (67,389)
  ...........................................................................................................................
  Net loan activity                     (5,150)           --          --             (4)         (4)         --           --
  ...........................................................................................................................
  Cost of insurance                   (207,847)      (34,387)     (4,204)       (21,813)    (37,372)   (126,745)     (73,427)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,981,544     1,886,320     146,273        880,620   1,626,510   2,067,236      440,043
  ...........................................................................................................................
  Net increase in net assets         4,174,692     2,102,507     181,987      1,208,979   2,079,327   2,170,010    1,033,558
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                2,280,505        42,818      80,358         84,807      89,149   1,372,496      955,460
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,455,197    $2,145,325    $262,345     $1,293,786   $2,168,476 $3,542,506   $1,989,018
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   13,958
  ................................
  Capital gains income                  17,680
  ................................
  Net realized (loss) gain on
    security transactions                  548
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   82,405
  ................................
  Net increase in net assets
    resulting from operations          114,591
  ................................
 UNIT TRANSACTIONS:
  Purchases                            305,467
  ................................
  Net transfers                      1,086,533
  ................................
  Surrenders for benefit payments
    and fees                           (46,507)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (37,787)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     1,307,706
  ................................
  Net increase in net assets         1,422,297
  ................................
 NET ASSETS:
  Beginning of period                  388,706
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,811,003
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market  Advisers      Capital    Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Fund          Fund          Appreciation Securities Sub-Account
                                                               Sub-Account   Sub-Account   Fund       Fund
                                                                                           Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  106,052    $   38,074   $    178,529   $   63,199   $   17,887 $    2,575   $    79,420
  ............................................................................................................................
  Capital gains income                      --        18,418             --       11,531       30,576         --        12,992
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                  746        (2,645)            --        1,768       (3,241)       (114)      14,698
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (16,930)      557,352             --      224,740      308,545        147     1,617,496
  ............................................................................................................................
  Net increase in net assets
    resulting from operations           89,868       611,199        178,529      301,238      353,767      2,608     1,724,606
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            219,212       486,207     44,552,053      332,157      483,397      7,687       443,474
  ............................................................................................................................
  Net transfers                      1,873,633     4,031,316    (32,394,672)   2,418,661    2,506,371    (37,994)    8,055,206
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (22,489)      (93,425)      (423,409)     (40,763)     (79,406)     (1,565)    (110,057)
  ............................................................................................................................
  Net loan activity                    (63,707)          (57)        (6,910)     (23,103)          --         --            --
  ............................................................................................................................
  Cost of insurance                    (39,274)      (74,817)      (362,173)     (28,973)     (51,821)     (4,367)     (60,585)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,967,375     4,349,224     11,364,889    2,657,979    2,858,541    (36,239)    8,328,038
  ............................................................................................................................
  Net increase (decrease) in net
    assets                           2,057,243     4,960,423     11,543,418    2,959,217    3,212,308    (33,631)   10,052,644
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                  246,949       232,148      1,438,332      298,191      259,778     77,118       375,230
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,304,192    $5,192,571   $ 12,981,750   $3,257,408   $3,472,086 $   43,487   $10,427,874
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   18,410
  ................................
  Capital gains income                  17,744
  ................................
  Net realized gain (loss) on
    security transactions                   77
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   73,152
  ................................
  Net increase in net assets
    resulting from operations          109,383
  ................................
 UNIT TRANSACTIONS:
  Purchases                            286,640
  ................................
  Net transfers                      1,011,184
  ................................
  Surrenders for benefit payments
    and fees                           (27,008)
  ................................
  Net loan activity                    (17,916)
  ................................
  Cost of insurance                    (39,292)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,213,608
  ................................
  Net increase (decrease) in net
    assets                           1,322,991
  ................................
 NET ASSETS:
  Beginning of period                  147,247
 ------------------------------------------------------------------------
  END OF PERIOD                     $1,470,238
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   33,160    $     138      $    --     $      --    $      --  $    1,864    $    540
  ...........................................................................................................................
  Capital gains income                   8,141           --           --            --           --       6,635       1,592
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                   63           21          308          (148)          19      (1,856)         89
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      117,405        4,692        4,361        12,462        8,178      70,207      44,647
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations.         158,769        4,851        4,669        12,314        8,197      76,850      46,868
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            250,584        1,000        1,000        10,618        1,000     213,483     152,670
  ...........................................................................................................................
  Net transfers                      1,838,934       37,221       75,134        62,509       80,559   1,066,683     770,437
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (49,049)        (181)        (356)         (439)        (361)    (28,144)    (16,660)
  ...........................................................................................................................
  Net loan activity                         --           --           --            --           --          --          --
  ...........................................................................................................................
  Cost of insurance                    (41,259)         (73)         (89)         (195)        (246)    (15,372)    (19,327)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,999,210       37,967       75,689        72,493       80,952   1,236,650     887,120
  ...........................................................................................................................
  Net increase in net assets         2,157,979       42,818       80,358        84,807       89,149   1,313,500     933,988
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                  122,526           --           --            --           --      58,996      21,472
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,280,505    $  42,818      $80,358     $  84,807    $  89,149  $1,372,496    $955,460
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  5,839
  ................................
  Capital gains income                 17,517
  ................................
  Net realized gain (loss) on
    security transactions                 (16)
  ................................
  Net unrealized appreciation of
    investments during the period      15,814
  ................................
  Net increase in net assets
    resulting from operations.         39,154
  ................................
 UNIT TRANSACTIONS:
  Purchases                            54,314
  ................................
  Net transfers                       134,602
  ................................
  Surrenders for benefit payments
    and fees                          (10,808)
  ................................
  Net loan activity                        --
  ................................
  Cost of insurance                    (5,833)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                      172,275
  ................................
  Net increase in net assets          211,429
  ................................
 NET ASSETS:
  Beginning of period                 177,277
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $388,706
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1999               Asia Pacific   Diversified   The George    Global Asset   Global        Growth        Health
                                Growth         Income        Putnam Fund   Allocation     Growth        and Income    Sciences
                                Sub-Account    Sub-Account   of Boston     Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                             Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH
FUND
 Shares 44,412
 Cost $541,366
 ................................................................................................................................
   Market Value:                  $767,881      $     --      $     --       $     --     $       --    $       --     $     --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
FUND
 Shares 58,275
 Cost $596,967
 ................................................................................................................................
   Market Value:                        --       578,674            --             --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON
 Shares 25,881
 Cost $265,835
 ................................................................................................................................
   Market Value:                        --            --       258,291             --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION FUND
 Shares 31,976
 Cost $581,099
 ................................................................................................................................
   Market Value:                        --            --            --        627,040             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
 Shares 257,107
 Cost $5,139,043
 ................................................................................................................................
   Market Value:                        --            --            --             --      7,839,192            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
FUND
 Shares 360,961
 Cost $10,069,295
 ................................................................................................................................
   Market Value:                        --            --            --             --             --     9,673,749           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 Shares 57,991
 Cost $580,209
 ................................................................................................................................
   Market Value:                        --            --            --             --             --            --      608,902
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life
 Insurance Company                  30,001            --             1             20          9,719        18,900           --
 ................................................................................................................................
Receivable from fund shares
 sold                                   --            --            --             --             --            --           --
 ................................................................................................................................
TOTAL ASSETS                       797,882       578,674       258,292        627,060      7,848,911     9,692,649      608,902
 ................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance
 Company                                --            --            --             --             --            --            9
 ................................................................................................................................
Payable for fund shares
 purchased                          30,000            --            --             --         10,026        18,750           --
 ................................................................................................................................
TOTAL LIABILITIES                   30,000            --            --             --         10,026        18,750            9
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE
CONTRACT LIABILITIES)             $767,882      $578,674      $258,292       $627,060     $7,838,885    $9,673,899     $608,893
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999           High Yield    Income        International   International   International   Investors     Money
                            Sub-Account   Sub-Account   Growth          Growth and      New             Sub-Account   Market
                                                        Sub-            Income          Opportunities                 Sub-Account
                                                        Account         Sub-Account     Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 Shares 336,333
 Cost $3,838,275
 ................................................................................................................................
   Market Value:            $3,729,931    $       --      $     --         $     --       $     --      $       --    $       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 Shares 189,663
 Cost $2,462,713
 ................................................................................................................................
   Market Value:                    --     2,374,582            --               --             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH FUND
 Shares 45,031
 Cost $704,229
 ................................................................................................................................
   Market Value:                    --            --       974,929               --             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH AND INCOME FUND
 Shares 29,898
 Cost $416,492
 ................................................................................................................................
   Market Value:                    --            --            --          455,947             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
NEW OPPORTUNITIES FUND
 Shares 24,288
 Cost $374,709
 ................................................................................................................................
   Market Value:                    --            --            --               --        566,149              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 Shares 127,372
 Cost $1,615,839
 ................................................................................................................................
   Market Value:                    --            --            --               --             --       1,930,961            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
FUND
 Shares 1,378,310
 Cost $1,378,310
 ................................................................................................................................
   Market Value:                    --            --            --               --             --              --     1,378,310
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life
 Insurance Company                  --             4         5,393               --              1           3,638            --
 ................................................................................................................................
Receivable from fund
 shares sold                        20            --            --               --             --              --           280
 ................................................................................................................................
TOTAL ASSETS                 3,729,951     2,374,586       980,322          455,947        566,150       1,934,599     1,378,590
 ................................................................................................................................
LIABILITIES
Due to Hartford Life
 Insurance Company                  10            --            --               11             --              --           221
 ................................................................................................................................
Payable for fund shares
 purchased                          --            --         5,398               --             --           3,608            --
 ................................................................................................................................
TOTAL LIABILITIES                   10            --         5,398               11             --           3,608           221
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE
CONTRACT LIABILITIES)       $3,729,941    $2,374,586      $974,924         $455,936       $566,150      $1,930,991    $1,378,369
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999                             New             New           OTC &         Utilities     Vista         Voyager
                                              Opportunities   Value         Emerging      Growth        Sub-Account   Sub-Account
                                              Sub-Account     Sub-Account   Growth        and Income
                                                                            Sub-Account   Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 132,675
 Cost $3,677,974
 ................................................................................................................................
   Market Value:                               $5,776,681      $     --      $     --     $       --     $     --     $        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 Shares 61,174
 Cost $741,893
 ................................................................................................................................
   Market Value:                                       --       725,528            --             --           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 Shares 24,505
 Cost $349,307
 ................................................................................................................................
   Market Value:                                       --            --       558,460             --           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 72,857
 Cost $1,229,280
 ................................................................................................................................
   Market Value:                                       --            --            --      1,236,384           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 Shares 36,807
 Cost $618,966
 ................................................................................................................................
   Market Value:                                       --            --            --             --      761,162              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 Shares 180,504
 Cost $8,200,788
 ................................................................................................................................
   Market Value:                                       --            --            --             --           --      11,958,371
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company            8,780             1         9,793             --        2,686          17,930
 ................................................................................................................................
Receivable from fund shares sold                       --            --            --          1,253           --              --
 ................................................................................................................................
TOTAL ASSETS                                    5,785,461       725,529       568,253      1,237,637      763,848      11,976,301
 ................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                 --            --            --          1,255           --              --
 ................................................................................................................................
Payable for fund shares purchased                   8,773            --         9,810             --        2,685          17,675
 ................................................................................................................................
TOTAL LIABILITIES                                   8,773            --         9,810          1,255        2,685          17,675
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT
LIABILITIES)                                   $5,776,688      $725,529      $558,443     $1,236,382     $761,163     $11,958,626
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999                                             Units          Unit         Contract
                                                              Owned by       Price        Liability
                                                              Participants
-----------------------------------------------------------------------------------------------------
Variable life contracts:
 Asia Pacific Growth Fund                                         34,596     $22.195777   $   767,882
 ....................................................................................................
 Diversified Income Fund                                          44,505      13.002362       578,674
 ....................................................................................................
 George Putnam Fund of Boston                                     24,450      10.564227       258,292
 ....................................................................................................
 Global Asset Allocation Fund                                     26,963      23.255993       627,060
 ....................................................................................................
 Global Growth Fund                                              201,512      38.900326     7,838,885
 ....................................................................................................
 Growth and Income Fund                                          373,182      25.922728     9,673,899
 ....................................................................................................
 Health Sciences Fund                                             56,377      10.800460       608,893
 ....................................................................................................
 High Yield Fund                                                 226,074      16.498765     3,729,941
 ....................................................................................................
 Income Fund                                                     164,884      14.401541     2,374,586
 ....................................................................................................
 International Growth Fund                                        62,217      15.669625       974,924
 ....................................................................................................
 International Growth and Income Fund                             37,465      12.169641       455,936
 ....................................................................................................
 International New Opportunities Fund                             28,600      19.795791       566,150
 ....................................................................................................
 Investors Fund                                                  132,670      14.554810     1,930,991
 ....................................................................................................
 Money Market Fund                                             1,014,621       1.358506     1,378,369
 ....................................................................................................
 New Opportunities Fund                                          149,987      38.514515     5,776,688
 ....................................................................................................
 New Value Fund                                                   68,192      10.639520       725,529
 ....................................................................................................
 OTC & Emerging Growth Fund                                       22,885      24.402281       558,443
 ....................................................................................................
 Utilities Growth and Income Fund                                 57,523      21.493623     1,236,382
 ....................................................................................................
 Vista Fund                                                       46,906      16.227448       761,163
 ....................................................................................................
 Voyager Fund                                                    262,107      45.624980    11,958,626
 ....................................................................................................
GRAND TOTAL:                                                                              $52,781,313
-----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended              Asia Pacific   Diversified   The George    Global Asset   Global        Growth        Health
December 31, 1999               Growth         Income        Putnam        Allocation     Growth        and Income    Sciences
                                Sub-Account    Sub-Account   Fund          Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                             of Boston
                                                             Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $     --      $ 23,061       $ 5,950       $ 6,496      $   10,324     $  82,679      $   519
 ................................................................................................................................
 Capital gains income                   --            --           319        18,235         214,984       412,587
 ................................................................................................................................
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 ................................................................................................................................
 Net realized gain (loss) on
   security transactions               677          (296)           27           273          (8,555)      (19,393)         849
 ................................................................................................................................
 Net unrealized appreciation
   (depreciation) of
   investments during the
   period                          226,183       (11,756)       (9,563)       29,249       2,479,211      (561,127)      23,736
 ................................................................................................................................
 Net gain (loss) on
   investments                     226,860       (12,052)       (9,536)       29,522       2,470,656      (580,520)      24,585
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $226,860      $ 11,009       $(3,267)      $54,253      $2,695,964     $ (85,254)     $25,104
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Year Ended            High Yield   Income        International  International  International  Investors      Money Market
December 31, 1999             Sub-Account  Sub-Account*  Growth         Growth and     New            Sub-Account    Sub-Account
                                                         Sub-Account    Income         Opportunities
                                                                        Sub-Account    Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                    $  188,019   $    57,563   $         --   $         --   $         13   $         --    $   36,485
 ................................................................................................................................
 Capital gains income                 --        17,173             --             --             --             --            --
 ................................................................................................................................
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
 ................................................................................................................................
 Net realized (loss) gain on
   security transactions          (4,621)       (1,612)        55,875         14,000        167,282            285            --
 ................................................................................................................................
 Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period                        (56,566)     (103,792)       268,792         38,658        191,201        305,881            --
 ................................................................................................................................
 Net (loss) gain on
   investments                   (61,187)     (105,404)       324,667         52,658        358,483        306,166            --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                  $  126,832   $   (30,668)  $    324,667   $     52,658   $    358,496   $    306,166    $   36,485
---------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New            OTC &           Utilities Growth   Vista         Voyager
 December 31, 1999                  Opportunities   Value          Emerging        and Income         Sub-Account   Sub-Account
                                    Sub-Account     Sub-Account    Growth          Sub-Account
                                                                   Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $       --       $      2       $     --          $ 17,021        $     --     $    3,744
  .............................................................................................................................
  Capital gains income                   21,300            410          1,285            17,875          53,041        300,222
  .............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions               (74,118)           (42)           194            (5,144)            340          3,384
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,903,919        (17,299)       201,676           (28,195)        141,175      3,398,379
  .............................................................................................................................
  Net gain (loss) on investments      1,829,801        (17,341)       201,870           (33,339)        141,515      3,401,763
 ------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $1,851,101       $(16,929)      $203,155          $  1,557        $194,556     $3,705,729
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended          Asia Pacific   Diversified   The George     Global Asset   Global        Growth and     Health
 December 31, 1999           Growth         Income        Putnam Fund    Allocation     Growth        Income Sub-    Sciences
                             Sub-Account    Sub-Account   of Boston      Sub-Account    Sub-Account   Account        Sub-Account
                                                          Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income        $     --      $ 23,061       $  5,950       $  6,496     $   10,324     $   82,679      $    519
  ...............................................................................................................................
  Capital gains income               --            --            319         18,235        214,984        412,587            --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                    677          (296)            27            273         (8,555)       (19,393)          849
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      226,183       (11,756)        (9,563)        29,249      2,479,211       (561,127)       23,736
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations             226,860        11,009         (3,267)        54,253      2,695,964        (85,254)       25,104
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                      11,544        51,671         61,898        127,321        927,414      1,931,571        45,376
  ...............................................................................................................................
  Net transfers                 534,285       325,503        121,681        154,876      2,582,332      5,598,828       530,101
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees            (8,845)      (13,076)        (7,613)       (20,284)      (113,107)      (186,185)      (16,861)
  ...............................................................................................................................
  Net loan activity                  --            --             --             --        (42,601)         4,745            (3)
  ...............................................................................................................................
  Cost of insurance              (4,531)      (20,872)       (13,604)       (21,379)      (139,949)      (391,660)      (19,700)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions      532,453       343,226        162,362        240,534      3,214,089      6,957,299       538,913
  ...............................................................................................................................
  Total increase (decrease)
    in net assets               759,313       354,235        159,095        294,787      5,910,053      6,872,045       564,017
  ...............................................................................................................................
 NET ASSETS:
  Beginning of period             8,569       224,439         99,197        332,273      1,928,832      2,801,854        44,876
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                $767,882      $578,674       $258,292       $627,060     $7,838,885     $9,673,899      $608,893
 --------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Year Ended              High Yield   Income       International  International  International  Investors    Money
December 31, 1999               Sub-Account  Sub-         Growth         Growth and     New            Sub-Account  Market
                                             Account*     Sub-Account    Income         Opportunities               Sub-Account
                                                                         Sub-Account    Sub-Account
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income          $  188,019   $   57,563   $         --   $         --   $         13   $       --   $   36,485
 ..............................................................................................................................
 Capital gains income                   --       17,173             --             --             --           --           --
 ..............................................................................................................................
 Net realized gain (loss) on
   security transactions            (4,621)      (1,612)        55,875         14,000        167,282          285           --
 ..............................................................................................................................
 Net unrealized (depreciation)
   appreciation of investments
   during the period               (56,566)    (103,792)       268,792         38,658        191,201      305,881           --
 ..............................................................................................................................
 Net increase (decrease) in
   net assets resulting from
   operations                      126,832      (30,668)       324,667         52,658        358,496      306,166       36,485
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                         757,124      368,161         97,192         52,504         14,025      172,801      185,196
 ..............................................................................................................................
 Net transfers                   2,282,146    1,315,129        588,502        357,272        209,334    1,432,571    1,058,352
 ..............................................................................................................................
 Surrenders for benefit
   payments and fees               (63,031)     (40,709)       (13,235)       (12,129)        (7,540)     (30,687)     (18,664)
 ..............................................................................................................................
 Net loan activity                 (31,040)          --             (4)            --             --           --
 ..............................................................................................................................
 Cost of insurance                 (93,855)     (50,346)       (42,836)       (16,228)       (11,827)     (44,912)     (24,680)
 ..............................................................................................................................
 Net increase (decrease) in
   net assets resulting from
   unit transactions             2,851,344    1,592,235        629,619        381,419        203,992    1,529,773    1,200,204
 ..............................................................................................................................
 Total increase (decrease) in
   net assets                    2,978,176    1,561,567        954,286        434,077        562,488    1,835,939    1,236,689
 ..............................................................................................................................
NET ASSETS:
 Beginning of period               751,765      813,019         20,638         21,859          3,662       95,052      141,680
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                  $3,729,941   $2,374,586   $    974,924   $    455,936   $    566,150   $1,930,991   $1,378,369
-------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New           OTC &         Utilities      Vista         Voyager
 December 31, 1999                  Opportunities   Value         Emerging      Growth         Sub-Account   Sub-Account
                                    Sub-Account     Sub-Account   Growth        and Income
                                                                  Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $       --      $      2      $     --      $   17,021     $     --     $     3,744
  ......................................................................................................................
  Capital gains income                   21,300           410         1,285          17,875       53,041         300,222
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions               (74,118)          (42)          194          (5,144)         340           3,384
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,903,919       (17,299)      201,676         (28,195)     141,175       3,398,379
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,851,101       (16,929)      203,155           1,557      194,556       3,705,729
  ......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,084,027        55,882        35,239         211,762       45,420       1,775,053
  ......................................................................................................................
  Net transfers                       1,897,800       705,264       314,874         658,887      532,694       4,254,791
  ......................................................................................................................
  Surrenders for benefit payments
    and fees                           (129,321)      (10,254)       (8,673)        (34,570)     (11,139)       (237,711)
  ......................................................................................................................
  Net loan activity                      (5,580)           (3)           (9)             --           (4)         (8,610)
  ......................................................................................................................
  Cost of insurance                    (145,610)      (17,973)      (13,596)        (43,706)      (7,815)       (244,692)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      2,701,316       732,916       327,835         792,373      559,156       5,538,831
  ......................................................................................................................
  Total increase (decrease) in net
    assets                            4,552,417       715,987       530,990         793,930      753,712       9,244,560
  ......................................................................................................................
 NET ASSETS
  Beginning of period                 1,224,271         9,542        27,453         442,452        7,451       2,714,066
 -----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $5,776,688      $725,529      $558,443      $1,236,382     $761,163     $11,958,626
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended          Asia Pacific   Diversified   The George     Global Asset   Global        Growth         Health
 December 31, 1998           Growth         Income        Putnam Fund    Allocation     Growth        and Income     Sciences
                             Sub-Account*   Sub-Account   of Boston      Sub-Account    Sub-Account   Sub-Account    Sub-Account*
                                                          Sub-Account*
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income         $   --       $  3,629       $   778        $  2,857     $   10,284     $    6,912      $    38
  ...............................................................................................................................
  Capital gains income              --          1,541            --          12,271         51,418         45,119           --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                     1             21             2              16          2,284            (64)          (1)
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                         331         (6,773)        2,018          15,297        222,508        157,616        4,957
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations                332         (1,582)        2,798          30,441        286,494        209,583        4,994
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                      1,000         18,359         1,018          15,068        322,831        341,341        1,000
  ...............................................................................................................................
  Net transfers                  7,366        130,020        95,712         264,595      1,095,109      2,215,815       39,704
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees             (106)        (3,807)           42         (10,473)       (47,555)       (85,000)        (308)
  ...............................................................................................................................
  Cost of insurance                (23)        (3,546)         (373)         (6,166)       (30,391)       (35,272)        (514)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions       8,237        141,026        96,399         263,024      1,339,994      2,436,884       39,882
  ...............................................................................................................................
  Total increase (decrease)
    in net assets                8,569        139,444        99,197         293,465      1,626,488      2,646,467       44,876
  ...............................................................................................................................
 NET ASSETS
  Beginning of period               --         84,995            --          38,808        302,344        155,387           --
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $8,569       $224,439       $99,197        $332,273     $1,928,832     $2,801,854      $44,876
 --------------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended          High Yield   Income         International  International  International  Investors      Money
 December 31, 1998           Sub-Account  Sub-Account**  Growth         Growth and     New            Sub-Account*   Market
                                                         Sub-Account*   Income         Opportunities                 Sub-Account
                                                                        Sub-Account*   Sub-Account*
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income      $   10,447    $    10,911   $         66   $        206   $         --   $        112   $     1,123
  ...............................................................................................................................
  Capital gains income            1,639            284             --            496             --             --            --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                  5,348         (1,150)            11              8              5             14            --
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      (52,560)        12,055          1,909            796            239          9,241            --
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations             (35,126)        22,100          1,986          1,506            244          9,367         1,123
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                     295,001         11,794          1,018          5,809          1,000          7,115        49,306
  ...............................................................................................................................
  Net transfers                 484,563        574,461         18,763         14,788          2,548         79,363        88,070
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees           (33,428)       (10,223)          (618)          (143)          (104)          (437)       (3,369)
  ...............................................................................................................................
  Cost of insurance              (6,247)        (8,204)          (511)          (101)           (26)          (356)       (1,780)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions      739,889        567,828         18,652         20,353          3,418         85,685       132,227
  ...............................................................................................................................
  Total increase (decrease)
    in net assets               704,763        589,928         20,638         21,859          3,662         95,052       133,350
  ...............................................................................................................................
 NET ASSETS
  Beginning of period            47,002        223,091             --             --             --             --         8,330
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD              $  751,765    $   813,019   $     20,638   $     21,859   $      3,662   $     95,052   $   141,680
 --------------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New            OTC &         Utilities      Vista         Voyager
 December 31, 1998                  Opportunities   Value          Emerging      Growth         Sub-          Sub-Account
                                    Sub-Account     Sub-Account*   Growth        and Income     Account*
                                                                   Sub-          Sub-Account
                                                                   Account*
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $       --        $   98        $    10       $  1,849       $   --      $      896
  .......................................................................................................................
  Capital gains income                    4,296            19             --          3,187           --          21,866
  .......................................................................................................................
  Net realized gain (loss) on
    security transactions               (21,117)           15             21             58           11          (5,975)
  .......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   190,762           934          7,477         31,421        1,020         350,909
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          173,941         1,066          7,508         36,515        1,031         367,696
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             258,118         1,525          3,676         12,990        1,000         364,335
  .......................................................................................................................
  Net transfers                         690,830         7,543         17,238        379,093        5,651       1,952,698
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                            (36,267)         (191)          (314)        (5,423)        (223)        (51,533)
  .......................................................................................................................
  Cost of insurance                     (34,620)         (401)          (655)        (6,554)          (8)        (28,004)
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        878,061         8,476         19,945        380,106        6,420       2,237,496
  .......................................................................................................................
  Total increase (decrease) in net
    assets                            1,052,002         9,542         27,453        416,621        7,451       2,605,192
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                   172,269            --             --         25,831           --         108,874
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $1,224,271        $9,542        $27,453       $442,452       $7,451      $2,714,066
 ------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.80% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services and varies based on the face amount of the underlying policy, among other factors. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1998
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                1999                        1998
                                     --------------------------  --------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.